Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2024
Portfolio of Investments (Unaudited)

Convertible Bonds — 0.4%
Security	Principal Amount (000's omitted)		Value
China — 0.3%
Alibaba Group Holding Ltd., 0.50%, 6/1/31(1)	USD	2,082	$ 2,403,148
H World Group Ltd., 3.00%, 5/1/26	USD	2,023	2,300,151
PDD Holdings, Inc., 0.00%, 12/1/25	USD	2,067	2,031,861
Sunac China Holdings Ltd., 1.00% PIK, 9/30/32(2)	USD	1,237	136,121
			$ 6,871,281
Tanzania — 0.1%
HTA Group Ltd., 2.875%, 3/18/27(2)	USD	3,400	$ 3,138,398
			$ 3,138,398
Total Convertible Bonds (identified cost $10,122,720)			$ 10,009,679

Foreign Corporate Bonds — 29.8%
Security	Principal Amount (000's omitted)		Value
Argentina — 1.0%
Generacion Mediterranea SA/Central Termica Roca SA:
11.00%, 11/1/31(1)	USD	5,958	$ 5,897,349
12.50%, 5/28/27(1)	USD	1,928	1,874,980
Pan American Energy LLC, 8.50%, 4/30/32(1)	USD	7,784	8,232,553
Telecom Argentina SA, 9.50%, 7/18/31(1)	USD	4,640	4,790,800
Transportadora de Gas del Sur SA, 8.50%, 7/24/31(1)	USD	3,981	4,137,720
			$ 24,933,402
Brazil — 4.3%
Coruripe Netherlands BV, 10.00%, 2/10/27(2)	USD	10,856	$ 10,522,496
Gol Finance SA, 15.185%, (1 mo. SOFR + 10.50%), 1/29/25(1)(3)	USD	2,661	2,785,811
Itau BBA International PLC, 9.03%, 2/19/30	PYG	55,450,500	7,627,771
MV24 Capital BV, 6.748%, 6/1/34(2)	USD	6,071	5,895,679
NewCo Holding USD 20 SARL, 9.375%, 11/7/29(1)(4)	USD	13,383	13,362,926
OHI Group SA, 13.00%, 7/22/29(1)	USD	28,420	28,107,380
Samarco Mineracao SA, 9.00%, 6/30/31(2)(5)	USD	28,242	26,837,991
Vale SA, Series A6, 0.00%(6)(7)	BRL	55,335	3,158,750
Yinson Boronia Production BV, 8.947%, 7/31/42(1)	USD	12,581	13,357,971
			$ 111,656,775
Security	Principal Amount (000's omitted)		Value
Cameroon — 0.3%
Golar LNG Ltd., 7.75%, 9/19/29(1)(2)	USD	8,200	$ 8,170,582
			$ 8,170,582
Chile — 0.1%
AES Andes SA, 6.35% to 1/7/25, 10/7/79(2)(8)	USD	1,592	$ 1,582,963
			$ 1,582,963
China — 1.3%
China Oil & Gas Group Ltd., 4.70%, 6/30/26(2)	USD	13,536	$ 12,518,939
Greentown China Holdings Ltd., 4.70%, 4/29/25(2)	USD	11,940	11,827,836
KWG Group Holdings Ltd., 7.875%, 8/30/24(9)	USD	5,749	503,744
Shimao Group Holdings Ltd., 5.60%, 7/15/26(2)(9)	USD	15,682	1,056,967
Sunac China Holdings Ltd.:
6.00%, (5.00% cash or 6.00% PIK), 9/30/26(2)(5)	USD	1,051	184,012
6.25%, (5.25% cash or 6.25% PIK), 9/30/27(2)(5)	USD	1,054	174,572
6.50%, (5.50% cash or 6.50% PIK), 9/30/27(2)(5)	USD	2,113	332,832
6.75%, (5.75% cash or 6.75% PIK), 9/30/28(2)(5)	USD	3,178	492,513
7.00%, (6.00% cash or 7.00% PIK), 9/30/29(2)(5)	USD	3,185	457,872
7.25%, (6.25% cash or 7.25% PIK), 9/30/30(2)(5)	USD	1,500	206,226
Times China Holdings Ltd.:
5.55%, 6/4/24(2)(9)	USD	17,720	686,650
6.75%, 7/16/23(2)(9)	USD	3,803	147,366
West China Cement Ltd., 4.95%, 7/8/26(2)	USD	5,940	4,514,400
Yanlord Land HK Co. Ltd., 5.125%, 5/20/26(2)	USD	1,200	1,132,458
			$ 34,236,387
Colombia — 2.1%
ABRA Global Finance, 14.00%, (6.00% cash and 8.00% PIK), 10/22/29(1)	USD	12,413	$ 12,583,679
Banco Davivienda SA, 6.65% to 4/22/31(2)(6)(8)	USD	3,051	2,558,819
Banco de Occidente SA, 10.875% to 5/13/29, 8/13/34(2)(8)	USD	15,700	17,192,049
Bancolombia SA, 8.625% to 6/24/29, 12/24/34(8)	USD	14,360	14,970,788
Canacol Energy Ltd., 5.75%, 11/24/28(2)	USD	15,150	7,780,432
			$ 55,085,767
Cyprus — 0.0%(10)
Bank of Cyprus PLC, 11.875% to 12/21/28(2)(6)(8)	EUR	359	$ 452,545
			$ 452,545

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Georgia — 1.3%
Bank of Georgia JSC:
9.50% to 7/16/29(1)(6)(8)	USD	205	$ 201,151
9.50% to 7/16/29(2)(6)(8)	USD	13,175	12,932,618
TBC Bank JSC:
8.894% to 11/6/26(2)(6)(8)	USD	7,668	7,417,013
10.25% to 7/30/29(2)(6)(8)	USD	13,150	13,057,492
			$ 33,608,274
Ghana — 0.8%
Kosmos Energy Ltd., 8.75%, 10/1/31(2)	USD	15,618	$ 15,239,988
Tullow Oil PLC, 10.25%, 5/15/26(2)	USD	6,207	5,682,630
			$ 20,922,618
Greece — 1.4%
Alpha Services & Holdings SA, 7.50% to 6/10/30(2)(6)(8)	EUR	11,681	$ 12,695,699
Piraeus Financial Holdings SA:
7.25% to 1/17/29, 4/17/34(2)(8)	EUR	6,153	7,245,091
8.75% to 6/16/26(2)(6)(8)	EUR	13,671	15,382,252
			$ 35,323,042
Hong Kong — 1.2%
CAS Capital No. 1 Ltd., 4.00% to 7/12/26(2)(6)(8)	USD	9,900	$ 9,482,368
Elect Global Investments Ltd., 4.10% to 6/3/25(2)(6)(8)	USD	8,580	8,288,280
Yuexiu REIT MTN Co. Ltd., 2.65%, 2/2/26(2)	USD	13,542	12,864,311
			$ 30,634,959
Hungary — 0.4%
MBH Bank Nyrt, 8.625% to 10/19/26, 10/19/27(2)(8)	EUR	5,694	$ 6,608,839
OTP Bank Nyrt, 8.75% to 2/15/28, 5/15/33(2)(8)	USD	4,622	4,917,808
			$ 11,526,647
India — 0.7%
Piramal Capital & Housing Finance Ltd., 7.80%, 1/29/28(2)	USD	8,155	$ 8,237,357
Vedanta Resources Finance II PLC, 13.875%, 12/9/28(2)	USD	9,665	9,745,744
			$ 17,983,101
Indonesia — 0.8%
Indika Energy Tbk. PT, 8.75%, 5/7/29(1)	USD	13,060	$ 13,444,847
LLPL Capital Pte. Ltd., 6.875%, 2/4/39(2)	USD	7,884	8,065,007
			$ 21,509,854
Security	Principal Amount (000's omitted)		Value
Jamaica — 0.7%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 12.00%, (9.00% cash and 3.00% PIK), 5/25/27	USD	18,553	$ 18,657,060
			$ 18,657,060
Kazakhstan — 0.6%
Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(1)	KZT	7,365,500	$ 14,983,249
			$ 14,983,249
Luxembourg — 0.6%
FORESEA Holding SA, 7.50%, 6/15/30(2)	USD	15,793	$ 15,167,314
			$ 15,167,314
Mexico — 2.3%
Alpha Holding SA de CV:
9.00%, 2/10/25(2)(9)	USD	8,785	$ 109,816
10.00%, 12/19/22(2)(9)	USD	5,495	68,682
BBVA Bancomer SA:
5.125% to 1/17/28, 1/18/33(2)(8)	USD	9,044	8,439,836
8.45% to 6/29/33, 6/29/38(1)(8)	USD	1,046	1,100,775
8.45% to 6/29/33, 6/29/38(2)(8)	USD	7,433	7,822,237
Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB, 13.00% to 9/12/27, (11.00% cash and 2.00% PIK), 9/12/30(2)(5)	USD	11,892	12,334,383
Grupo Aeromexico SAB de CV, 8.625%, 11/15/31(1)(4)	USD	18,139	18,134,465
Total Play Telecomunicaciones SA de CV:
6.375%, 9/20/28(2)	USD	7,037	3,945,304
10.50%, 12/31/28(2)	USD	822	707,537
10.50%, 12/31/28(1)	USD	9,099	7,831,972
			$ 60,495,007
Moldova — 0.2%
Aragvi Finance International DAC, 8.45%, 4/29/26(2)	USD	5,117	$ 5,100,627
			$ 5,100,627
Nigeria — 0.5%
Access Bank PLC, 6.125%, 9/21/26(2)	USD	12,274	$ 11,722,713
			$ 11,722,713

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Panama — 0.2%
AES Panama Generation Holdings SRL, 4.375%, 5/31/30(2)	USD	5,530	$ 4,887,923
			$ 4,887,923
Paraguay — 0.4%
Frigorifico Concepcion SA:
7.70%, 7/21/28(2)	USD	5,798	$ 4,085,476
7.70%, 7/21/28(1)	USD	7,960	5,608,897
			$ 9,694,373
Peru — 1.3%
Auna SA, 10.00%, 12/15/29(1)	USD	15,398	$ 16,320,828
Camposol SA, 6.00%, 2/3/27(2)	USD	4,611	4,238,743
Peru LNG SRL, 5.375%, 3/22/30(2)	USD	10,152	9,119,092
Telefonica del Peru SAA, 7.375%, 4/10/27(2)	PEN	25,500	5,071,129
			$ 34,749,792
Russia — 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd., 6.00% to 12/20/26(2)(6)(8)(9)(11)	USD	4,509	$ 0
			$ 0
Singapore — 0.3%
Puma International Financing SA, 7.75%, 4/25/29(1)	USD	6,673	$ 6,823,226
			$ 6,823,226
Supranational — 0.4%
European Bank for Reconstruction & Development:
17.20%, 4/9/26(2)	USD	6,300	$ 6,289,019
17.35%, 3/1/27(2)	USD	2,300	2,254,901
International Finance Corp., 16.00%, 2/21/25	UZS	19,000,000	1,488,964
			$ 10,032,884
Togo — 0.3%
Ecobank Transnational, Inc., 10.125%, 10/15/29(1)	USD	7,744	$ 8,010,394
			$ 8,010,394
Tunisia — 0.0%(10)
Tunisian Republic, 3.28%, 8/9/27	JPY	200,000	$ 1,085,709
			$ 1,085,709
Turkey — 1.6%
Eregli Demir ve Celik Fabrikalari TAS, 8.375%, 7/23/29(2)	USD	8,783	$ 9,035,775
Security	Principal Amount (000's omitted)		Value
Turkey (continued)
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(2)	USD	7,867	$ 7,456,782
WE Soda Investments Holding PLC, 9.50%, 10/6/28(2)	USD	9,325	9,639,252
Zorlu Enerji Elektrik Uretim AS, 11.00%, 4/23/30(2)	USD	16,491	16,549,101
			$ 42,680,910
Ukraine — 0.0%(10)
Kernel Holding SA, 6.75%, 10/27/27(2)	USD	1,189	$ 713,400
			$ 713,400
United Arab Emirates — 0.4%
Ittihad International Ltd., 9.75%, 11/9/28(2)	USD	11,130	$ 11,418,256
			$ 11,418,256
United Kingdom — 0.6%
Avianca Midco 2 PLC:
9.00%, 12/1/28(2)	USD	4,220	$ 4,172,155
9.00%, 12/1/28(2)	USD	11,851	11,718,311
			$ 15,890,466
Uzbekistan — 2.8%
Ipoteka-Bank ATIB:
5.50%, 11/19/25(2)	USD	576	$ 567,276
20.50%, 4/25/27(2)	UZS	256,750,000	20,083,916
Jscb Agrobank, 9.25%, 10/2/29(2)	USD	22,358	22,820,784
Uzbek Industrial & Construction Bank ATB, 21.00%, 7/24/27(2)	UZS	375,870,000	30,025,674
			$ 73,497,650
Venezuela — 0.7%
Petroleos de Venezuela SA:
5.375%, 4/12/27(2)(9)	USD	35,423	$ 3,520,365
5.50%, 4/12/37(2)(9)	USD	12,934	1,280,416
6.00%, 10/28/22(2)(9)	USD	9,482	758,557
6.00%, 5/16/24(2)(9)	USD	35,278	3,404,334
6.00%, 11/15/26(2)(9)	USD	15,098	1,472,081
8.50%, 10/27/20(2)(9)	USD	2,128	1,928,659
9.00%, 11/17/21(2)(9)	USD	16,078	1,651,677
9.75%, 5/17/35(2)(9)	USD	18,355	2,083,273
12.75%, 2/17/22(2)(9)	USD	10,019	1,125,930
			$ 17,225,292

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Vietnam — 0.2%
Mong Duong Finance Holdings BV, 5.125%, 5/7/29(2)	USD	5,591	$ 5,458,334
			$ 5,458,334
Total Foreign Corporate Bonds (identified cost $798,215,673)			$ 775,921,495

Loan Participation Notes — 0.8%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.8%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/25(2)(11)(12)	UZS	86,016,955	$ 6,765,065
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(2)(11)(12)	UZS	197,697,150	15,461,510
Total Loan Participation Notes (identified cost $23,854,976)			$ 22,226,575

Senior Floating-Rate Loans — 4.8%(13)
Borrower/Description	Principal Amount (000's omitted)		Value
Argentina — 0.4%
Provincia De Neuquen:
Term Loan, 4.658%, (SOFR + 0.00%), 11/28/27		$3,289	$ 3,321,636
Term Loan, 12.068%, (SOFR + 7.41%), 11/1/27		3,695	3,732,236
Term Loan, 12.719%, (SOFR + 7.41%), 11/1/27		3,089	3,119,473
			$ 10,173,345
Bahamas — 0.9%
Commonwealth of the Bahamas, Term Loan, 10.512%, (3 mo. EURIBOR + 6.85%), 11/24/28	EUR	21,080	$ 22,867,857
			$ 22,867,857
Jamaica — 0.6%
Digicel International Finance Ltd., Term Loan, 11.335%, (SOFR + 6.75%), 5/25/27		$16,158	$ 16,152,958
			$ 16,152,958
Borrower/Description	Principal Amount (000's omitted)	Value
Luxembourg — 0.1%
Zacapa SARL, Term Loan, 8.355%, (SOFR + 3.75%), 3/22/29	$2,340	$ 2,346,591
		$ 2,346,591
Paraguay — 0.5%
Frigorifico Concepcion SA, Term Loan, 10.494%, (SOFR + 5.50%), 12/8/26	$14,610	$ 14,774,363
		$ 14,774,363
Tanzania — 2.0%
HTA Group Ltd.:
Term Loan, 9.641%, (SOFR + 4.31%), 9/13/28	$1,740	$ 1,731,300
Term Loan, 9.641%, (SOFR + 4.31%), 9/13/28	10,645	10,591,775
Tanzania, Term Loan, 10.158%, (SOFR + 5.45%), 2/27/31	40,200	40,149,750
		$ 52,472,825
Uzbekistan — 0.3%
Navoi Mining & Metallurgical Co., Term Loan, 9.407%, (SOFR + 4.76%), 4/23/27	$7,225	$ 7,206,966
		$ 7,206,966
Total Senior Floating-Rate Loans (identified cost $125,619,653)		$ 125,994,905

Sovereign Government Bonds — 49.3%
Security	Principal Amount (000's omitted)		Value
Albania — 1.0%
Albanian Government Bonds:
4.30%, 7/10/27	ALL	521,900	$ 5,859,061
4.70%, 2/23/27	ALL	141,600	1,605,529
4.95%, 7/22/29	ALL	710,300	8,034,719
5.25%, 1/26/29	ALL	883,700	10,115,045
6.13%, 7/25/34	ALL	60,800	687,866
			$ 26,302,220
Angola — 2.3%
Angola Government International Bonds:
8.75%, 4/14/32(2)	USD	16,491	$ 14,986,196
9.125%, 11/26/49(2)	USD	32,079	26,906,261
9.375%, 5/8/48(2)	USD	21,706	18,582,887
			$ 60,475,344

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Armenia — 1.6%
Republic of Armenia Treasury Bonds:
9.00%, 4/29/26	AMD	376,680	$ 968,875
9.25%, 4/29/28	AMD	2,997,750	7,636,569
9.60%, 10/29/33	AMD	10,378,050	26,346,675
9.75%, 10/29/50	AMD	884,427	2,240,994
9.75%, 10/29/52	AMD	953,900	2,411,934
12.50%, 10/29/37	AMD	750,640	2,294,045
			$ 41,899,092
Bahamas — 0.6%
Bahamas Government International Bonds:
6.00%, 11/21/28(2)	USD	5,831	$ 5,549,946
6.95%, 11/20/29(2)	USD	2,245	2,146,220
8.95%, 10/15/32(2)	USD	8,711	8,958,473
			$ 16,654,639
Barbados — 0.1%
Barbados Government International Bonds, 6.50%, 10/1/29(2)	USD	3,304	$ 3,196,330
			$ 3,196,330
Benin — 2.6%
Benin Government International Bonds:
4.875%, 1/19/32(2)	EUR	15,252	$ 14,844,474
4.95%, 1/22/35(2)	EUR	27,686	25,163,711
6.875%, 1/19/52(2)	EUR	25,541	23,208,572
7.96%, 2/13/38(2)	USD	4,190	4,132,126
			$ 67,348,883
Bosnia and Herzegovina — 0.0%(10)
Republic of Srpska Treasury Bonds:
1.50%, 6/9/25	BAM	10	$ 5,392
1.50%, 9/25/26	BAM	84	45,769
			$ 51,161
Cameroon — 2.6%
Republic of Cameroon International Bonds:
5.95%, 7/7/32(2)	EUR	13,391	$ 11,752,988
9.50%, 7/31/31(2)	USD	58,254	55,941,753
			$ 67,694,741
Colombia — 1.2%
Titulos De Tesoreria B, 2.25%, 4/18/29	COP	150,906,504	$ 29,981,728
			$ 29,981,728
Security	Principal Amount (000's omitted)		Value
Dominican Republic — 3.9%
Dominican Republic Bonds:
8.00%, 1/15/27(2)	DOP	50,040	$ 791,608
8.00%, 2/12/27(2)	DOP	255,750	4,037,877
10.75%, 6/1/36(1)	DOP	2,449,050	43,281,761
11.25%, 9/15/35(1)	DOP	176,600	3,207,924
11.25%, 9/15/35(2)	DOP	164,200	2,982,679
12.00%, 8/8/25(1)	DOP	209,200	3,519,168
12.75%, 9/23/29(1)	DOP	494,600	9,160,889
13.00%, 6/10/34(2)	DOP	421,100	8,341,358
13.625%, 2/3/33(2)	DOP	63,350	1,269,725
13.625%, 2/3/33(1)	DOP	461,150	9,242,836
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(2)	DOP	17,280	275,727
12.00%, 10/3/25(1)	DOP	634,070	10,698,901
13.00%, 12/5/25(1)	DOP	53,380	904,336
13.00%, 1/30/26(1)	DOP	209,070	3,560,628
			$ 101,275,417
Ecuador — 2.6%
Ecuador Government International Bonds:
0.00%, 7/31/30(2)	USD	33,230	$ 18,229,879
5.00%, 7/31/40(2)	USD	800	343,252
5.00%, 7/31/40(2)	USD	2,515	1,079,016
5.00%, 7/31/40(2)	USD	1,538	659,920
5.00%, 7/31/40(2)	USD	410	175,926
5.00%, 7/31/40(2)	USD	3,451	1,478,793
5.00%, 7/31/40(2)	USD	182	78,190
5.00%, 7/31/40(2)	USD	1,640	703,706
6.90%, 7/31/30(2)	USD	63,298	43,694,744
			$ 66,443,426
Egypt — 7.2%
Egypt Government Bonds, 24.458%, 10/1/27	EGP	9,278,437	$ 186,101,083
			$ 186,101,083
El Salvador — 0.7%
El Salvador Government International Bonds:
7.65%, 6/15/35(2)	USD	2,692	$ 2,352,114
8.25%, 4/10/32(2)	USD	3,527	3,308,448
9.25%, 4/17/30(2)	USD	13,249	13,166,194
			$ 18,826,756

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Ethiopia — 1.6%
Ethiopia International Bonds, 6.625%, 12/11/24(2)(9)	USD	53,347	$ 41,810,711
			$ 41,810,711
Georgia — 0.5%
Georgia Treasury Bonds:
8.00%, 7/13/34	GEL	5,888	$ 2,080,219
8.25%, 8/28/29	GEL	25,020	9,186,475
8.375%, 7/25/31	GEL	5,520	2,023,041
			$ 13,289,735
Ghana — 0.9%
Ghana Cocoa Bonds:
13.00%, 8/30/27	GHS	11,360	$ 488,897
13.00%, 8/28/28	GHS	11,360	439,921
Ghana Government International Bonds:
0.00%, 7/3/26(1)	USD	63	58,189
0.00%, 7/3/26(2)	USD	1,468	1,364,351
0.00%, 1/3/30(1)	USD	108	82,040
0.00%, 1/3/30(2)	USD	3,679	2,795,468
5.00% to 7/3/28, 7/3/29(1)(14)	USD	473	407,083
5.00% to 7/3/28, 7/3/29(2)(14)	USD	11,872	10,209,684
5.00% to 7/3/28, 7/3/35(1)(14)	USD	271	189,373
5.00% to 7/3/28, 7/3/35(2)(14)	USD	9,328	6,519,448
Republic of Ghana Government Bonds:
8.95%, (5.00% cash and 3.95% PIK), 2/11/31	GHS	454	14,240
9.25%, (5.00% cash and 4.25% PIK), 2/8/33	GHS	11,360	317,551
9.70%, (5.00% cash and 4.70% PIK), 2/5/36	GHS	11,360	297,275
			$ 23,183,520
Ivory Coast — 0.1%
Ivory Coast Government International Bonds, 6.625%, 3/22/48(2)	EUR	3,330	$ 2,929,954
			$ 2,929,954
Jordan — 0.1%
Jordan Government International Bonds, 7.50%, 1/13/29(2)	USD	2,747	$ 2,803,918
			$ 2,803,918
Kazakhstan — 0.4%
Kazakhstan Government Bonds:
5.00%, 4/18/28	KZT	1,337,135	$ 2,174,702
5.50%, 9/20/28	KZT	71,033	117,330
10.55%, 7/28/29	KZT	3,752,504	7,084,797
Security	Principal Amount (000's omitted)		Value
Kazakhstan (continued)
Kazakhstan Government Bonds: (continued)
14.00%, 5/12/31	KZT	156,274	$ 348,400
14.00%, 5/19/32	KZT	106,550	238,971
			$ 9,964,200
Paraguay — 0.8%
Paraguay Government Bonds:
7.90%, 2/9/31(1)	PYG	121,909,000	$ 15,718,640
7.90%, 2/9/31(2)	PYG	39,474,000	5,089,678
			$ 20,808,318
Peru — 1.4%
Peru Government Bonds:
6.90%, 8/12/37	PEN	41,340	$ 10,677,752
7.60%, 8/12/39(1)(2)	PEN	94,299	25,652,236
			$ 36,329,988
Poland — 2.7%
Republic of Poland Government Bonds, 2.00%, 8/25/36(15)	PLN	324,008	$ 70,355,218
			$ 70,355,218
Serbia — 2.9%
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	1,479,890	$ 13,425,728
7.00%, 10/26/31	RSD	5,859,780	61,532,863
			$ 74,958,591
Seychelles — 0.0%(10)
Seychelles International Bonds, 8.00%, 1/1/26(2)	USD	53	$ 53,721
			$ 53,721
Sri Lanka — 2.3%
Sri Lanka Government International Bonds:
5.75%, 4/18/23(2)(9)	USD	8,978	$ 5,484,748
6.20%, 5/11/27(2)(9)	USD	15,135	9,345,862
6.35%, 6/28/24(2)(9)	USD	6,974	4,270,271
6.75%, 4/18/28(2)(9)	USD	8,467	5,318,405
6.825%, 7/18/26(2)(9)	USD	27,153	16,834,860
6.85%, 3/14/24(2)(9)	USD	8,089	4,941,574
6.85%, 11/3/25(2)(9)	USD	21,313	13,366,893
7.55%, 3/28/30(2)(9)	USD	1,232	768,266
			$ 60,330,879

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Suriname — 2.2%
Suriname Government International Bonds:
0.00%, Oil-Linked, 12/31/50(1)	USD	16,919	$ 17,257,380
0.00%, Oil-Linked, 12/31/50(2)	USD	2,548	2,598,960
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(1)	USD	31,253	29,768,921
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(2)	USD	7,961	7,583,306
			$ 57,208,567
Tajikistan — 0.0%(10)
Republic of Tajikistan International Bonds, 7.125%, 9/14/27(2)	USD	565	$ 552,706
			$ 552,706
Tunisia — 0.6%
Tunisian Republic:
3.50%, 2/3/33	JPY	600,000	$ 2,515,272
4.20%, 3/17/31	JPY	30,000	147,480
5.75%, 1/30/25(2)	USD	3,968	3,883,514
6.375%, 7/15/26(2)	EUR	8,931	9,010,500
			$ 15,556,766
Turkey — 2.4%
Turkiye Government Bonds:
17.30%, 7/19/28	TRY	125,540	$ 2,532,301
26.20%, 10/5/33	TRY	828,564	22,524,118
27.70%, 9/27/34	TRY	385,290	10,974,560
30.00%, 9/12/29	TRY	118,008	3,244,595
50.00% (TLREF), 9/6/28(3)	TRY	216,385	6,166,641
50.223% (TLREF), 6/16/27(3)	TRY	228,831	6,673,264
52.191% (TLREF), 5/17/28(3)	TRY	370,034	10,664,179
			$ 62,779,658
Ukraine — 1.7%
Ukraine Government International Bonds:
0.00% to 2/1/27, 2/1/34(2)(14)	USD	5,568	$ 2,098,777
0.00% to 2/1/27, 2/1/35(2)(14)	USD	6,682	3,275,636
0.00% to 2/1/27, 2/1/36(2)(14)	USD	15,312	7,437,763
0.00%, GDP-Linked, 8/1/41(2)(16)(17)	USD	24,114	17,490,041
1.75% to 8/1/25, 2/1/29(2)(14)	USD	9,187	5,538,704
1.75% to 8/1/25, 2/1/34(2)(14)	USD	2,291	1,095,379
1.75% to 8/1/25, 2/1/35(2)(14)	USD	8,352	3,888,722
1.75% to 8/1/25, 2/1/36(2)(14)	USD	9,744	4,475,517
			$ 45,300,539
Security	Principal Amount (000's omitted)		Value
Uruguay — 0.3%
Uruguay Government Bonds:
3.40%, 5/16/45	UYU	316,619	$ 7,683,261
3.875%, 7/2/40(15)	UYU	33,152	851,712
			$ 8,534,973
Uzbekistan — 1.4%
National Bank of Uzbekistan, 19.875%, 7/5/27(2)	UZS	175,670,000	$ 13,922,397
Republic of Uzbekistan Bonds:
16.25%, 10/12/26(2)	UZS	181,050,000	14,255,531
16.625%, 5/29/27(2)	UZS	90,000,000	6,982,094
			$ 35,160,022
Venezuela — 0.6%
Venezuela Government International Bonds:
6.00%, 12/9/20(2)(9)	USD	13,632	$ 1,683,307
7.00%, 3/31/38(2)(9)	USD	4,210	585,012
7.65%, 4/21/25(2)(9)	USD	8,539	1,193,520
7.75%, 10/13/19(2)(9)	USD	15,543	2,015,574
8.25%, 10/13/24(2)(9)	USD	12,954	1,803,346
9.00%, 5/7/23(2)(9)	USD	2,387	338,839
9.25%, 9/15/27(9)	USD	12,824	1,979,705
9.25%, 5/7/28(2)(9)	USD	14,255	2,129,014
9.375%, 1/13/34(9)	USD	976	166,637
11.75%, 10/21/26(2)(9)	USD	5,305	856,496
11.95%, 8/5/31(2)(9)	USD	5,917	929,268
12.75%, 8/23/22(2)(9)	USD	6,018	957,120
			$ 14,637,838
Total Sovereign Government Bonds (identified cost $1,256,095,421)			$1,282,800,642

Sovereign Loans — 1.0%
Borrower/Description	Principal Amount (000's omitted)		Value
Ivory Coast — 0.0%(10)
Republic of Ivory Coast, Term Loan, 9.426%, (6 mo. EURIBOR + 5.75%), 1/6/28(3)	EUR	735	$ 810,172
			$ 810,172

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)		Value
Kenya — 0.0%(10)
Government of Kenya, Term Loan, 12.142%, (6 mo. SOFR + 6.45%), 6/29/25(3)	USD	391	$ 396,405
			$ 396,405
Tanzania — 1.0%
Government of the United Republic of Tanzania, Term Loan, 12.022%, (6 mo. SOFR + 6.30%), 4/28/31(3)	USD	23,909	$ 24,398,463
			$ 24,398,463
Total Sovereign Loans (identified cost $25,161,377)			$ 25,605,040

Short-Term Investments — 7.8%
Sovereign Government Securities — 6.3%
Security	Principal Amount (000's omitted)		Value
Egypt — 1.4%
Egypt Treasury Bills:
0.00%, 12/10/24	EGP	558,375	$ 11,105,805
0.00%, 12/17/24	EGP	1,264,300	25,002,538
			$ 36,108,343
Kazakhstan — 0.8%
National Bank of Kazakhstan Notes, 0.00%, 11/13/24	KZT	10,545,132	$ 21,638,472
			$ 21,638,472
Nigeria — 4.0%
Nigeria OMO Bills:
0.00%, 1/28/25	NGN	1,676,448	$ 934,889
0.00%, 2/25/25	NGN	2,798,096	1,527,838
0.00%, 4/1/25	NGN	8,326,542	4,510,200
0.00%, 5/20/25	NGN	27,576,817	14,146,522
0.00%, 5/27/25	NGN	18,642,267	9,514,000
0.00%, 6/10/25	NGN	1,121,950	566,277
0.00%, 6/17/25	NGN	13,408,450	6,738,198
0.00%, 8/19/25	NGN	4,876,036	2,340,723
0.00%, 9/30/25	NGN	35,081,569	16,341,295
0.00%, 10/7/25	NGN	40,941,089	19,979,724
Nigeria Treasury Bills:
0.00%, 2/6/25	NGN	3,549,468	1,966,085
Security	Principal Amount (000's omitted)		Value
Nigeria (continued)
Nigeria Treasury Bills: (continued)
0.00%, 2/20/25	NGN	15,581,382	$ 8,539,942
0.00%, 3/6/25	NGN	8,658,262	4,695,812
0.00%, 3/27/25	NGN	14,997,481	8,007,257
0.00%, 4/10/25	NGN	8,410,421	4,443,918
			$ 104,252,680
Pakistan — 0.1%
Pakistan Treasury Bills:
0.00%, 11/14/24	PKR	607,700	$ 2,172,678
0.00%, 11/14/24	PKR	212,000	757,953
			$ 2,930,631
Total Sovereign Government Securities (identified cost $177,762,232)			$ 164,930,126

U.S. Treasury Obligations — 1.5%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 11/7/24	$2,680	$ 2,677,921
0.00%, 11/21/24	2,622	2,615,289
0.00%, 12/12/24	22,698	22,579,633
0.00%, 1/16/25	10,000	9,906,013
Total U.S. Treasury Obligations (identified cost $37,778,899)		$ 37,778,856
Total Short-Term Investments (identified cost $215,541,131)		$ 202,708,982

Total Purchased Options and Swaptions — 0.0%(10) (identified cost $1,551,276)	$ 479,366
Total Investments — 93.9% (identified cost $2,456,162,227)	$2,445,746,684
Total Written Options — (0.0)%(10) (premiums received $224,958)	$ (236,827)
Other Assets, Less Liabilities — 6.1%	$ 158,340,765
Net Assets — 100.0%	$2,603,850,622

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2024, the aggregate value of these securities is $370,875,008 or 14.2% of the Fund's net assets.
(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2024, the aggregate value of these securities is $1,160,819,014 or 44.6% of the Fund's net assets.
(3)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2024.
(4)	When-issued security.
(5)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(6)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(7)	Variable rate security whose coupon rate is linked to the issuer’s mining activity revenue. The coupon rate shown represents the rate in effect at October 31, 2024.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.
(9)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.
(10)	Amount is less than 0.05% or (0.05)%, as applicable.
(11)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(12)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(13)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(14)	Step coupon security. Interest rate represents the rate in effect at October 31, 2024.
(15)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(16)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(17)	Non-income producing security.

Purchased Currency Options (OTC) — 0.0%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	42,300,000	INR	85.50	1/25/29	$233,707
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	22,600,000	INR	85.50	1/25/29	124,865
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	21,770,000	INR	85.50	1/30/29	120,628
Total							$479,200
(1)	Amount is less than 0.05%.

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Purchased Interest Rate Swaptions (OTC) — 0.0%(1)
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 11/21/26 to pay SAIBOR and receive 4.41%	JPMorgan Chase Bank, N.A.	SAR	959,595,000	11/19/24	$151
Option to enter into interest rate swap expiring 11/25/26 to pay SAIBOR and receive 4.30%	JPMorgan Chase Bank, N.A.	SAR	639,731,000	11/21/24	15
Total					$166
(1)	Amount is less than 0.05%.
Written Currency Options (OTC) — (0.0)%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Citibank, N.A.	USD	2,000,000	CNH	7.30	11/21/24	$ (3,216)
Call USD vs. Put CNH	Deutsche Bank AG	USD	49,630,000	CNH	7.30	11/21/24	(79,805)
Put USD vs. Call CNH	Citibank, N.A.	USD	2,000,000	CNH	6.98	11/21/24	(5,958)
Put USD vs. Call CNH	Deutsche Bank AG	USD	49,630,000	CNH	6.98	11/21/24	(147,848)
Total							$(236,827)
(1)	Amount is less than (0.05)%.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
CLP	298,000,000	USD	316,919	12/18/24	$ (7,058)
CLP	596,000,000	USD	632,300	12/18/24	(12,577)
CLP	1,493,000,000	USD	1,581,116	12/18/24	(28,689)
CLP	4,919,000,000	USD	5,232,979	12/18/24	(118,184)
CLP	6,120,000,000	USD	6,488,206	12/18/24	(124,607)
CLP	13,715,000,000	USD	14,562,076	12/18/24	(301,168)
CLP	40,318,000,000	USD	42,787,252	12/18/24	(864,447)
COP	312,450,435	USD	74,013	12/18/24	(3,819)
EUR	16,885	USD	18,714	12/18/24	(313)
EUR	116,063	USD	128,874	12/18/24	(2,391)
EUR	154,537	USD	171,595	12/18/24	(3,183)
EUR	313,407	USD	347,351	12/18/24	(5,805)
EUR	709,692	USD	786,556	12/18/24	(13,146)
EUR	1,197,119	USD	1,329,257	12/18/24	(24,657)
EUR	1,369,008	USD	1,520,119	12/18/24	(28,197)
EUR	1,757,070	USD	1,947,373	12/18/24	(32,547)
EUR	1,865,955	USD	2,068,050	12/18/24	(34,564)
EUR	2,309,091	USD	2,559,754	12/18/24	(43,346)
EUR	3,853,955	USD	4,271,363	12/18/24	(71,388)
EUR	3,818,112	USD	4,239,555	12/18/24	(78,641)

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	5,692,370	USD	6,310,305	12/18/24	$ (106,856)
EUR	6,364,683	USD	7,067,217	12/18/24	(131,092)
EUR	6,902,713	USD	7,664,634	12/18/24	(142,174)
EUR	7,464,000	USD	8,287,876	12/18/24	(153,735)
EUR	13,318,343	USD	14,788,422	12/18/24	(274,315)
EUR	16,862,254	USD	18,723,509	12/18/24	(347,309)
IDR	32,795,693,751	USD	2,161,878	12/18/24	(77,274)
IDR	65,253,404,369	USD	4,301,477	12/18/24	(153,751)
IDR	246,520,290,824	USD	15,863,597	12/18/24	(193,938)
IDR	181,450,000,000	USD	11,928,083	12/18/24	(394,511)
IDR	199,111,000,000	USD	13,129,641	12/18/24	(473,476)
IDR	190,000,000,000	USD	12,559,492	12/18/24	(482,454)
INR	1,180,000,000	USD	13,997,628	12/18/24	12,335
INR	1,180,000,000	USD	13,998,292	12/18/24	11,670
INR	1,414,600,000	USD	16,785,524	12/18/24	9,809
INR	855,000,000	USD	10,142,950	12/18/24	8,336
INR	758,660,000	USD	9,038,122	12/18/24	(30,667)
INR	818,930,000	USD	9,757,879	12/18/24	(34,847)
KRW	469,000,000	USD	350,678	12/18/24	(8,977)
KRW	837,000,000	USD	627,874	12/18/24	(18,058)
KRW	837,000,000	USD	628,173	12/18/24	(18,358)
KRW	1,138,000,000	USD	852,818	12/18/24	(23,702)
KRW	1,238,000,000	USD	926,161	12/18/24	(24,188)
KRW	2,456,700,000	USD	1,844,073	12/18/24	(54,188)
KRW	4,345,000,000	USD	3,248,817	12/18/24	(83,167)
KRW	7,745,000,000	USD	5,809,897	12/18/24	(167,100)
KRW	7,746,000,000	USD	5,813,419	12/18/24	(169,893)
KRW	10,534,000,000	USD	7,894,185	12/18/24	(219,397)
KRW	11,456,000,000	USD	8,570,360	12/18/24	(223,828)
KRW	22,736,615,459	USD	17,066,789	12/18/24	(501,505)
PEN	73,105,800	USD	19,293,202	12/18/24	71,114
PEN	51,334,691	USD	13,624,580	12/18/24	(27,010)
PEN	33,900,000	USD	9,013,321	12/18/24	(33,865)
TWD	451,000,000	USD	14,175,703	12/18/24	9,451
TWD	210,000,000	USD	6,601,536	12/18/24	3,524
TWD	244,000,000	USD	7,681,169	12/18/24	(6,717)
TWD	474,780,000	USD	14,945,934	12/18/24	(12,835)
TWD	116,000,000	USD	3,663,929	12/18/24	(15,419)
TWD	163,000,000	USD	5,145,202	12/18/24	(18,417)
TWD	163,000,000	USD	5,153,824	12/18/24	(27,039)
TWD	448,000,000	USD	14,123,136	12/18/24	(32,340)
USD	39,269,196	COP	165,776,875,324	12/18/24	2,026,114
USD	21,455,189	COP	90,911,000,000	12/18/24	1,031,316
USD	71,258,325	EUR	64,294,782	12/18/24	1,190,953

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	52,632,957	EUR	47,489,532	12/18/24	$ 879,664
USD	45,522,418	EUR	40,997,152	12/18/24	844,411
USD	23,406,810	EUR	21,080,000	12/18/24	434,181
USD	22,658,302	EUR	20,444,076	12/18/24	378,692
USD	22,156,409	EUR	19,991,229	12/18/24	370,304
USD	18,921,032	EUR	17,072,021	12/18/24	316,231
USD	15,712,753	EUR	14,177,263	12/18/24	262,610
USD	12,727,176	EUR	11,462,000	12/18/24	236,081
USD	11,325,382	EUR	10,218,637	12/18/24	189,283
USD	9,937,901	EUR	8,950,000	12/18/24	184,341
USD	8,272,400	EUR	7,464,000	12/18/24	138,258
USD	7,845,992	EUR	7,079,262	12/18/24	131,131
USD	7,650,322	EUR	6,902,713	12/18/24	127,861
USD	7,635,665	EUR	6,889,489	12/18/24	127,616
USD	7,194,523	EUR	6,491,456	12/18/24	120,243
USD	7,101,040	EUR	6,407,108	12/18/24	118,681
USD	5,751,768	EUR	5,180,000	12/18/24	106,692
USD	4,258,307	EUR	3,835,000	12/18/24	78,989
USD	4,231,639	EUR	3,818,112	12/18/24	70,724
USD	2,331,798	EUR	2,100,000	12/18/24	43,253
USD	2,068,050	EUR	1,865,955	12/18/24	34,564
USD	1,665,570	EUR	1,500,000	12/18/24	30,895
USD	1,517,280	EUR	1,369,008	12/18/24	25,359
USD	1,332,456	EUR	1,200,000	12/18/24	24,716
USD	1,111,341	EUR	1,002,738	12/18/24	18,574
USD	1,108,307	EUR	1,000,000	12/18/24	18,523
USD	403,867	EUR	364,400	12/18/24	6,750
USD	348,001	EUR	313,407	12/18/24	6,455
USD	171,274	EUR	154,537	12/18/24	2,863
USD	149,793	EUR	135,155	12/18/24	2,504
USD	128,633	EUR	116,063	12/18/24	2,150
USD	18,749	EUR	16,885	12/18/24	348
USD	13,602,608	IDR	210,280,000,000	12/18/24	236,504
USD	8,262,057	IDR	127,719,000,000	12/18/24	143,807
USD	5,557,741	IDR	85,916,000,000	12/18/24	96,631
USD	5,363,208	IDR	82,902,693,751	12/18/24	93,634
USD	4,719,554	IDR	72,982,000,000	12/18/24	80,573
USD	4,719,029	IDR	72,982,000,000	12/18/24	80,048
USD	3,375,683	IDR	52,183,000,000	12/18/24	58,756
USD	2,360,273	IDR	36,491,000,000	12/18/24	40,782
USD	2,191,358	IDR	33,873,290,824	12/18/24	38,258
USD	1,928,316	IDR	29,819,000,000	12/18/24	32,920
USD	1,928,102	IDR	29,819,000,000	12/18/24	32,706
USD	1,471,136	IDR	22,742,000,000	12/18/24	25,578

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	964,393	IDR	14,910,000,000	12/18/24	$ 16,663
USD	893,554	IDR	13,813,000,000	12/18/24	15,553
USD	580,062	IDR	8,966,404,369	12/18/24	10,127
USD	510,420	IDR	7,893,000,000	12/18/24	8,714
USD	510,363	IDR	7,893,000,000	12/18/24	8,657
USD	255,231	IDR	3,946,000,000	12/18/24	4,410
USD	7,057,939	KRW	9,398,000,000	12/18/24	210,810
USD	9,085,636	KRW	12,203,000,000	12/18/24	194,859
USD	7,720,629	KRW	10,380,000,000	12/18/24	158,042
USD	6,787,256	KRW	9,118,000,000	12/18/24	144,128
USD	6,783,735	KRW	9,117,000,000	12/18/24	141,335
USD	6,396,596	KRW	8,595,615,459	12/18/24	134,063
USD	4,278,222	KRW	5,751,000,000	12/18/24	88,199
USD	762,269	KRW	1,015,000,000	12/18/24	22,768
USD	982,050	KRW	1,319,000,000	12/18/24	21,062
USD	834,542	KRW	1,122,000,000	12/18/24	17,083
USD	733,214	KRW	985,000,000	12/18/24	15,570
USD	732,914	KRW	985,000,000	12/18/24	15,270
USD	691,110	KRW	928,700,000	12/18/24	14,485
USD	461,968	KRW	621,000,000	12/18/24	9,524
USD	190,931	PEN	723,000	12/18/24	(577)
USD	335,120	PEN	1,269,000	12/18/24	(1,013)
USD	408,799	PEN	1,548,000	12/18/24	(1,236)
USD	864,434	PEN	3,274,000	12/18/24	(2,786)
USD	1,515,532	PEN	5,740,000	12/18/24	(4,884)
USD	1,849,793	PEN	7,006,000	12/18/24	(5,961)
USD	977,566	PEN	3,730,000	12/18/24	(10,439)
USD	3,949,877	PEN	14,957,000	12/18/24	(11,944)
USD	1,460,827	PEN	5,603,000	12/18/24	(23,300)
USD	2,222,910	PEN	8,481,735	12/18/24	(23,738)
USD	2,882,902	PEN	11,000,000	12/18/24	(30,786)
USD	2,943,814	PEN	11,291,000	12/18/24	(46,954)
USD	17,869,807	PEN	67,681,000	12/18/24	(57,584)
USD	3,740,321	PEN	14,346,000	12/18/24	(59,658)
USD	25,755,720	PEN	98,273,527	12/18/24	(275,041)
USD	35,109,373	PEN	134,662,000	12/18/24	(559,993)
USD	4,760,413	TWD	152,000,000	12/18/24	(20,392)
USD	7,516,442	TWD	240,000,000	12/18/24	(32,199)
					$4,269,474

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	541,803	UZS	6,924,287,425	JPMorgan Chase Bank, N.A.	11/1/24	$ —	$ (127)
UZS	6,924,287,425	USD	507,274	JPMorgan Chase Bank, N.A.	11/1/24	34,656	—
MYR	14,067,000	USD	3,208,494	Barclays Bank PLC	11/4/24	3,883	—
MYR	14,066,000	USD	3,208,266	Barclays Bank PLC	11/4/24	3,883	—
MYR	12,394,000	USD	2,826,905	Barclays Bank PLC	11/4/24	3,422	—
MYR	18,010,000	USD	3,928,455	Goldman Sachs International	11/4/24	184,357	—
MYR	11,000,000	USD	2,508,952	Goldman Sachs International	11/4/24	3,037	—
MYR	51,950,000	USD	11,335,370	State Street Bank and Trust Company	11/4/24	528,069	—
USD	3,384,745	MYR	14,067,000	Barclays Bank PLC	11/4/24	172,368	—
USD	3,380,437	MYR	14,066,000	Barclays Bank PLC	11/4/24	168,289	—
USD	2,840,120	MYR	12,394,000	Barclays Bank PLC	11/4/24	9,794	—
USD	2,518,603	MYR	11,000,000	Goldman Sachs International	11/4/24	6,614	—
USD	4,107,839	MYR	18,010,000	Goldman Sachs International	11/4/24	—	(4,972)
USD	4,429,413	MYR	18,433,000	State Street Bank and Trust Company	11/4/24	220,004	—
TRY	126,294,500	USD	3,195,534	Standard Chartered Bank	11/6/24	484,003	—
USD	3,405,055	TRY	126,294,500	Standard Chartered Bank	11/6/24	—	(274,482)
EUR	1,797,917	USD	1,944,894	Citibank, N.A.	11/8/24	11,125	—
EUR	125,430	USD	135,997	JPMorgan Chase Bank, N.A.	11/8/24	463	—
EUR	632,202	USD	691,009	Standard Chartered Bank	11/8/24	—	(3,214)
EUR	693,639	USD	753,299	UBS AG	11/8/24	1,336	—
EUR	675,240	USD	734,270	UBS AG	11/8/24	348	—
EUR	1,133,005	USD	1,244,777	UBS AG	11/8/24	—	(12,140)
KZT	3,341,908,996	USD	6,837,665	ICBC Standard Bank plc	11/8/24	3,359	—
TRY	896,714,000	USD	22,749,028	Standard Chartered Bank	11/8/24	3,331,929	—
TRY	878,717,453	USD	22,350,871	Standard Chartered Bank	11/8/24	3,206,655	—
TRY	274,490,532	USD	7,038,275	Standard Chartered Bank	11/8/24	945,291	—
TRY	274,490,532	USD	7,038,275	Standard Chartered Bank	11/8/24	945,291	—
TRY	96,578,563	USD	2,504,651	Standard Chartered Bank	11/8/24	304,340	—
USD	1,682,509	EUR	1,555,357	BNP Paribas	11/8/24	—	(9,619)
USD	7,619,054	EUR	7,055,706	Goldman Sachs International	11/8/24	—	(57,101)
USD	11,889,474	EUR	10,985,347	Goldman Sachs International	11/8/24	—	(61,879)
USD	4,481,050	EUR	4,153,417	JPMorgan Chase Bank, N.A.	11/8/24	—	(37,602)
USD	11,634,687	EUR	10,749,922	Standard Chartered Bank	11/8/24	—	(60,539)
USD	1,397,940	EUR	1,285,422	State Street Bank and Trust Company	11/8/24	—	(517)
USD	2,097,688	EUR	1,937,275	State Street Bank and Trust Company	11/8/24	—	(9,943)
USD	3,112,794	EUR	2,887,985	State Street Bank and Trust Company	11/8/24	—	(29,149)
USD	1,689,057	EUR	1,555,357	UBS AG	11/8/24	—	(3,072)
USD	1,389,668	EUR	1,285,417	UBS AG	11/8/24	—	(8,783)
USD	3,728,248	TRY	144,349,578	Standard Chartered Bank	11/8/24	—	(470,165)
USD	5,846,289	TRY	218,536,020	Standard Chartered Bank	11/8/24	—	(509,839)
USD	8,400,822	TRY	310,580,890	Standard Chartered Bank	11/8/24	—	(632,433)
USD	5,837,604	TRY	225,508,438	Standard Chartered Bank	11/8/24	—	(721,317)
USD	8,540,451	TRY	318,814,170	Standard Chartered Bank	11/8/24	—	(732,270)
USD	7,783,472	TRY	300,358,793	Standard Chartered Bank	11/8/24	—	(952,474)

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	9,729,338	TRY	375,730,595	Standard Chartered Bank	11/8/24	$ —	$ (1,198,798)
USD	13,621,076	TRY	527,112,596	Standard Chartered Bank	11/8/24	—	(1,710,012)
KZT	2,123,122,000	USD	4,308,720	JPMorgan Chase Bank, N.A.	11/12/24	33,297	—
KZT	1,415,414,000	USD	2,872,479	JPMorgan Chase Bank, N.A.	11/12/24	22,198	—
KZT	2,287,847,447	USD	4,673,368	JPMorgan Chase Bank, N.A.	11/12/24	5,531	—
KZT	3,511,606,000	USD	7,181,198	JPMorgan Chase Bank, N.A.	11/12/24	421	—
KZT	109,876,249	USD	224,443	JPMorgan Chase Bank, N.A.	11/12/24	266	—
KZT	916,090,395	USD	1,898,633	JPMorgan Chase Bank, N.A.	11/12/24	—	(25,128)
KZT	3,490,063,000	USD	7,181,200	JPMorgan Chase Bank, N.A.	11/12/24	—	(43,638)
KZT	3,572,314,661	USD	7,365,597	JPMorgan Chase Bank, N.A.	11/12/24	—	(59,822)
UZS	34,537,725,000	USD	2,541,968	ICBC Standard Bank plc	11/15/24	154,975	—
KZT	632,879,458	USD	1,306,927	ICBC Standard Bank plc	11/18/24	—	(14,248)
KZT	2,943,936,955	USD	6,056,860	Citibank, N.A.	11/25/24	—	(52,575)
EGP	51,765,378	USD	1,000,297	HSBC Bank USA, N.A.	11/27/24	45,750	—
USD	888,315	ZMW	24,784,000	Citibank, N.A.	11/29/24	—	(35,498)
ZMW	24,784,000	USD	960,628	Standard Chartered Bank	11/29/24	—	(36,815)
VND	39,543,400,000	USD	1,586,177	Deutsche Bank AG	12/5/24	—	(21,269)
UYU	205,790,000	USD	4,984,016	Citibank, N.A.	12/9/24	—	(36,131)
VND	30,820,000,000	USD	1,243,745	JPMorgan Chase Bank, N.A.	12/9/24	—	(24,008)
UYU	83,232,000	USD	1,993,581	Citibank, N.A.	12/10/24	7,341	—
VND	78,357,000,000	USD	3,177,494	Deutsche Bank AG	12/12/24	—	(76,328)
TRY	510,813,390	USD	13,123,121	Standard Chartered Bank	12/16/24	1,158,868	—
USD	6,079,440	TRY	232,613,390	Standard Chartered Bank	12/16/24	—	(424,270)
USD	6,286,955	TRY	278,200,000	Standard Chartered Bank	12/16/24	—	(1,491,324)
CZK	188,190,000	EUR	7,500,359	Citibank, N.A.	12/18/24	—	(80,150)
EGP	371,906,000	USD	7,242,571	Citibank, N.A.	12/18/24	197,096	—
EGP	303,775,076	USD	6,035,666	JPMorgan Chase Bank, N.A.	12/18/24	41,099	—
EUR	7,484,638	CZK	188,190,000	JPMorgan Chase Bank, N.A.	12/18/24	63,018	—
EUR	22,034,018	PLN	95,203,330	BNP Paribas	12/18/24	262,398	—
EUR	3,273,842	PLN	14,064,755	BNP Paribas	12/18/24	59,113	—
EUR	4,138,049	PLN	18,057,397	Citibank, N.A.	12/18/24	4,886	—
EUR	17,141,601	PLN	74,008,864	HSBC Bank USA, N.A.	12/18/24	218,003	—
EUR	16,989,529	PLN	73,314,913	UBS AG	12/18/24	225,393	—
EUR	3,293,111	PLN	14,150,800	UBS AG	12/18/24	58,647	—
EUR	320	PLN	1,379	UBS AG	12/18/24	5	—
KES	322,228,991	USD	2,299,993	Standard Chartered Bank	12/18/24	179,623	—
MXN	29,461,052	USD	1,472,475	Standard Chartered Bank	12/18/24	—	(11,178)
MYR	12,394,000	USD	2,846,643	Barclays Bank PLC	12/18/24	—	(12,217)
MYR	28,469,000	USD	6,603,345	Barclays Bank PLC	12/18/24	—	(92,672)
MYR	12,794,000	USD	2,951,054	Credit Agricole Corporate and Investment Bank	12/18/24	—	(25,151)
MYR	30,056,000	USD	6,932,694	Credit Agricole Corporate and Investment Bank	12/18/24	—	(59,085)
MYR	11,000,000	USD	2,524,383	Goldman Sachs International	12/18/24	—	(8,756)
MYR	10,439,000	USD	2,420,918	Goldman Sachs International	12/18/24	—	(33,588)

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MYR	23,582,000	USD	5,433,641	Goldman Sachs International	12/18/24	$ —	$ (40,593)
SGD	25,840,920	USD	19,979,634	Bank of America, N.A.	12/18/24	—	(371,860)
SGD	7,000,000	USD	5,405,622	Citibank, N.A.	12/18/24	—	(94,108)
SGD	16,000,000	USD	12,371,502	Citibank, N.A.	12/18/24	—	(230,897)
SGD	19,258,700	USD	14,896,591	Citibank, N.A.	12/18/24	—	(283,324)
SGD	6,000,000	USD	4,632,264	Goldman Sachs International	12/18/24	—	(79,537)
SGD	32,159,080	USD	24,870,351	HSBC Bank USA, N.A.	12/18/24	—	(468,434)
SGD	10,300,000	USD	7,787,473	Standard Chartered Bank	12/18/24	28,041	—
SGD	12,300,000	USD	9,499,339	Standard Chartered Bank	12/18/24	—	(166,249)
TRY	185,127,692	USD	4,437,385	Standard Chartered Bank	12/18/24	728,817	—
USD	3,377,711	JPY	477,733,015	Goldman Sachs International	12/18/24	215,440	—
USD	2,192,034	KES	322,228,991	Standard Chartered Bank	12/18/24	—	(287,582)
USD	105,557	MXN	2,112,000	Standard Chartered Bank	12/18/24	800	—
USD	6,311,202	MYR	26,283,000	Barclays Bank PLC	12/18/24	300,453	—
USD	4,474,910	MYR	18,638,000	Goldman Sachs International	12/18/24	212,522	—
USD	4,746,826	TRY	185,127,692	Standard Chartered Bank	12/18/24	—	(419,376)
USD	775,420	ZAR	13,914,135	BNP Paribas	12/18/24	—	(10,848)
USD	2,120,116	ZAR	38,170,000	Standard Chartered Bank	12/18/24	—	(36,817)
USD	321,048	ZAR	5,756,521	State Street Bank and Trust Company	12/18/24	—	(4,245)
USD	256,840	ZAR	4,596,151	UBS AG	12/18/24	—	(2,882)
USD	829,092	ZAR	14,739,188	UBS AG	12/18/24	—	(3,798)
VND	48,027,000,000	USD	1,955,497	Citibank, N.A.	12/18/24	—	(54,592)
TRY	333,107,276	USD	8,477,158	Standard Chartered Bank	12/20/24	800,945	—
TRY	333,082,518	USD	8,479,765	Standard Chartered Bank	12/20/24	797,649	—
USD	2,247,554	TRY	87,804,438	Standard Chartered Bank	12/20/24	—	(198,080)
USD	3,875,579	TRY	148,862,174	Standard Chartered Bank	12/20/24	—	(270,709)
USD	11,030,951	TRY	429,523,182	Standard Chartered Bank	12/20/24	—	(932,644)
UZS	18,728,944,911	USD	1,425,230	ICBC Standard Bank plc	12/20/24	27,388	—
EGP	616,000,000	USD	12,244,087	Citibank, N.A.	12/24/24	42,702	—
EGP	516,236,339	USD	9,880,121	Goldman Sachs International	12/26/24	406,818	—
TRY	300,832,267	USD	7,116,137	Standard Chartered Bank	1/6/25	1,130,000	—
TRY	230,483,900	USD	5,452,380	Standard Chartered Bank	1/6/25	865,432	—
TRY	172,852,600	USD	4,089,250	Standard Chartered Bank	1/6/25	648,826	—
TRY	164,067,900	USD	3,878,146	Standard Chartered Bank	1/6/25	619,133	—
USD	22,075,508	TRY	868,236,667	Standard Chartered Bank	1/6/25	—	(1,723,796)
UZS	25,907,790,000	USD	1,850,556	JPMorgan Chase Bank, N.A.	1/6/25	150,110	—
EGP	207,087,344	USD	3,952,049	Standard Chartered Bank	1/15/25	132,626	—
TRY	96,330,000	USD	2,242,858	Standard Chartered Bank	1/15/25	370,565	—
USD	2,403,424	TRY	96,330,000	Standard Chartered Bank	1/15/25	—	(210,000)
UYU	139,256,000	USD	3,305,388	Bank of America, N.A.	1/15/25	27,910	—
UZS	33,316,019,454	USD	2,383,973	ICBC Standard Bank plc	1/23/25	172,610	—
UZS	28,142,613,000	USD	2,000,186	ICBC Standard Bank plc	1/23/25	159,403	—
EGP	108,470,000	USD	2,091,190	Standard Chartered Bank	1/27/25	34,446	—
TRY	313,578,860	USD	7,146,502	Standard Chartered Bank	1/29/25	1,227,249	—

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
TRY	217,626,418	USD	5,013,048	Standard Chartered Bank	1/29/25	$ 798,407	$ —
TRY	179,846,000	USD	4,140,992	Standard Chartered Bank	1/29/25	661,581	—
TRY	166,170,108	USD	4,103,505	Standard Chartered Bank	1/29/25	333,870	—
USD	21,818,539	TRY	877,221,386	Standard Chartered Bank	1/29/25	—	(1,606,615)
UZS	36,999,525,274	USD	2,673,376	JPMorgan Chase Bank, N.A.	1/29/25	159,586	—
EGP	174,342,399	USD	3,333,507	Citibank, N.A.	2/3/25	70,127	—
TRY	159,596,626	USD	3,687,567	Standard Chartered Bank	2/10/25	520,783	—
TRY	107,167,508	USD	2,501,722	Standard Chartered Bank	2/10/25	324,142	—
USD	6,575,351	TRY	266,764,134	Standard Chartered Bank	2/10/25	—	(458,862)
UZS	28,002,600,000	USD	2,000,186	ICBC Standard Bank plc	2/10/25	134,399	—
EGP	356,634,976	USD	5,924,169	Citibank, N.A.	2/13/25	1,005,491	—
UZS	36,293,975,020	USD	2,583,201	JPMorgan Chase Bank, N.A.	2/13/25	180,632	—
UZS	53,130,298,587	USD	3,778,826	JPMorgan Chase Bank, N.A.	2/18/25	260,330	—
EGP	119,470,742	USD	1,974,723	Citibank, N.A.	2/20/25	339,157	—
EGP	73,341,213	USD	1,184,834	Citibank, N.A.	2/20/25	235,621	—
EGP	61,710,094	USD	987,362	Citibank, N.A.	2/20/25	207,824	—
NGN	3,697,649,537	USD	2,009,592	Standard Chartered Bank	2/24/25	113,272	—
NGN	1,873,944,670	USD	1,004,796	Standard Chartered Bank	2/24/25	71,058	—
NGN	2,869,876,260	USD	1,735,113	JPMorgan Chase Bank, N.A.	2/25/25	—	(88,280)
EGP	29,501,474	USD	545,818	Goldman Sachs International	2/26/25	23,977	—
EGP	64,474,706	USD	987,362	Citibank, N.A.	2/27/25	257,337	—
EGP	55,516,492	USD	1,000,297	HSBC Bank USA, N.A.	2/27/25	71,461	—
UZS	63,207,936,629	USD	4,490,795	ICBC Standard Bank plc	2/28/25	298,439	—
UZS	19,066,083,951	USD	1,364,788	ICBC Standard Bank plc	3/5/25	77,430	—
UZS	17,640,403,111	USD	1,250,649	JPMorgan Chase Bank, N.A.	3/17/25	78,404	—
VND	48,086,000,000	USD	1,949,169	Citibank, N.A.	3/19/25	—	(45,178)
UZS	19,289,401,749	USD	1,367,073	JPMorgan Chase Bank, N.A.	3/20/25	84,770	—
KES	319,918,215	USD	2,217,804	Citibank, N.A.	3/21/25	191,914	—
KES	8,886,878	USD	61,331	Standard Chartered Bank	3/21/25	5,608	—
USD	2,192,034	KES	328,805,093	Standard Chartered Bank	3/21/25	—	(284,623)
EGP	429,982,880	USD	7,904,097	Goldman Sachs International	3/26/25	294,729	—
UYU	171,349,000	USD	3,987,179	Citibank, N.A.	3/31/25	71,835	—
EGP	66,531,783	USD	1,243,130	Standard Chartered Bank	4/3/25	20,878	—
KES	430,511,298	USD	2,948,708	Citibank, N.A.	4/4/25	283,012	—
KES	48,718,702	USD	335,991	Citibank, N.A.	4/4/25	29,726	—
USD	3,288,027	KES	479,230,000	Standard Chartered Bank	4/4/25	—	(309,408)
UZS	29,098,670,665	USD	2,056,443	JPMorgan Chase Bank, N.A.	4/4/25	122,855	—
UZS	19,205,801,148	USD	1,352,521	JPMorgan Chase Bank, N.A.	4/4/25	85,867	—
EGP	627,456,844	USD	11,684,485	Goldman Sachs International	4/8/25	209,304	—
EGP	96,271,916	USD	1,810,644	HSBC Bank USA, N.A.	4/8/25	14,244	—
TRY	217,550,000	USD	4,739,689	Standard Chartered Bank	4/8/25	692,152	—
TRY	195,578,000	USD	4,265,639	Standard Chartered Bank	4/8/25	617,599	—
USD	9,662,683	TRY	413,128,000	Standard Chartered Bank	4/8/25	—	(652,397)
KES	277,775,913	USD	1,912,399	Citibank, N.A.	4/9/25	170,254	—

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,902,575	KES	277,775,913	Standard Chartered Bank	4/9/25	$ —	$ (180,078)
ETB	33,223,000	USD	255,660	ICBC Standard Bank plc	4/11/25	—	(5,327)
KZT	1,490,775,862	USD	2,981,552	Bank of America, N.A.	4/11/25	—	(28,955)
UYU	56,941,590	USD	1,342,645	Citibank, N.A.	4/15/25	3,138	—
UZS	17,105,446,074	USD	1,194,514	Standard Chartered Bank	4/15/25	81,932	—
KES	277,490,527	USD	1,900,620	Citibank, N.A.	4/16/25	176,369	—
USD	1,902,575	KES	277,490,527	Standard Chartered Bank	4/16/25	—	(174,414)
UZS	79,830,380,000	USD	5,604,098	ICBC Standard Bank plc	4/17/25	349,103	—
UZS	24,620,548,025	USD	1,809,004	ICBC Standard Bank plc	4/25/25	22,208	—
KES	12,274,550	USD	83,785	Citibank, N.A.	5/5/25	7,711	—
KES	204,927,256	USD	1,423,106	Standard Chartered Bank	5/5/25	104,460	—
KES	204,927,256	USD	1,439,096	Standard Chartered Bank	5/5/25	88,470	—
USD	702,919	KES	108,600,903	Standard Chartered Bank	5/5/25	—	(106,613)
USD	702,919	KES	108,600,903	Standard Chartered Bank	5/5/25	—	(106,613)
USD	1,407,467	KES	204,927,256	Standard Chartered Bank	5/5/25	—	(120,098)
UZS	22,317,443,000	USD	1,556,036	JPMorgan Chase Bank, N.A.	6/9/25	82,409	—
UZS	37,293,170,000	USD	2,605,181	Standard Chartered Bank	6/23/25	121,348	—
UZS	41,728,949,000	USD	2,931,433	ICBC Standard Bank plc	6/26/25	116,688	—
UZS	56,900,277,000	USD	3,987,406	ICBC Standard Bank plc	6/27/25	167,685	—
UZS	57,179,642,717	USD	3,987,423	ICBC Standard Bank plc	6/30/25	184,362	—
UZS	83,440,309,666	USD	5,862,866	ICBC Standard Bank plc	7/1/25	223,077	—
EGP	237,918,558	USD	4,345,544	HSBC Bank USA, N.A.	7/8/25	—	(15,600)
EGP	66,843,912	USD	1,229,879	Standard Chartered Bank	7/10/25	—	(14,438)
UZS	25,018,612,000	USD	1,746,500	Deutsche Bank AG	7/10/25	73,455	—
UZS	88,677,198,496	USD	6,194,705	Deutsche Bank AG	7/22/25	233,275	—
EGP	292,309,244	USD	5,324,394	Citibank, N.A.	7/24/25	—	(41,767)
UZS	12,843,930,000	USD	904,502	ICBC Standard Bank plc	8/29/25	16,513	—
UZS	12,843,931,000	USD	904,502	JPMorgan Chase Bank, N.A.	8/29/25	16,513	—
UZS	12,866,543,000	USD	904,502	JPMorgan Chase Bank, N.A.	9/4/25	16,471	—
UZS	5,925,285,000	USD	415,809	Citibank, N.A.	9/8/25	7,806	—
EGP	361,922,851	USD	6,482,587	Goldman Sachs International	9/11/25	—	(75,541)
USD	2,614,724	NGN	5,111,786,000	Goldman Sachs International	10/7/25	—	(38,044)
NGN	688,700,000	USD	362,474	JPMorgan Chase Bank, N.A.	10/9/25	—	(5,372)
USD	2,537,752	NGN	4,925,904,000	JPMorgan Chase Bank, N.A.	10/10/25	—	(15,333)
USD	3,785,700	NGN	7,419,971,459	JPMorgan Chase Bank, N.A.	10/15/25	—	(52,000)
EGP	361,379,000	USD	6,332,206	Standard Chartered Bank	10/23/25	—	(44,073)
UZS	52,908,750,000	USD	3,296,495	Standard Chartered Bank	3/25/26	239,135	—
UZS	29,613,121,000	USD	1,839,324	Deutsche Bank AG	10/5/26	10,353	—
UZS	16,312,875,642	USD	1,013,222	Deutsche Bank AG	10/7/26	5,017	—
UZS	16,830,497,000	USD	938,416	Deutsche Bank AG	10/25/27	—	(15,422)
						$33,875,902	$(20,539,720)

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	(187)	Short	12/6/24	$ (24,032,800)	$ 126,970
Euro-Bund	(328)	Short	12/6/24	(47,023,862)	536,601
Euro-Buxl	(84)	Short	12/6/24	(12,093,864)	51,084
Euro-Schatz	(95)	Short	12/6/24	(11,009,443)	5,681
Japan 10-Year Bond	(3)	Short	12/13/24	(2,846,979)	978
U.S. 2-Year Treasury Note	(757)	Short	12/31/24	(155,900,601)	1,180,961
U.S. 5-Year Treasury Note	(4,624)	Short	12/31/24	(495,851,750)	10,718,522
U.S. 10-Year Treasury Note	(705)	Short	12/19/24	(77,880,469)	2,010,163
U.S. Long Treasury Bond	(313)	Short	12/19/24	(36,924,219)	2,088,310
U.S. Ultra 10-Year Treasury Note	(262)	Short	12/19/24	(29,802,500)	1,083,987
					$17,803,257
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	689,254,000	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.82% (pays quarterly)	4/11/25	$ 30,092	$ —	$ 30,092
COP	228,005,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.81% (pays upon termination)	4/15/25	(5,015)	—	(5,015)
COP	225,384,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.78% (pays upon termination)	4/17/25	(8,373)	—	(8,373)
COP	216,312,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.76% (pays upon termination)	4/18/25	(9,077)	—	(9,077)
COP	112,349,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.72% (pays upon termination)	4/24/25	(2,425)	—	(2,425)
COP	113,625,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.73% (pays upon termination)	4/25/25	1,040	—	1,040
COP	344,706,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.70% (pays upon termination)	4/29/25	6,902	—	6,902
COP	114,391,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.70% (pays upon termination)	4/30/25	3,619	—	3,619
COP	23,232,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.60% (pays upon termination)	5/1/25	(1,459)	—	(1,459)
COP	163,692,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.61% (pays upon termination)	5/1/25	(7,613)	—	(7,613)

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	153,576,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.45% (pays upon termination)	7/16/25	$ (30,241)	$ —	$ (30,241)
COP	307,151,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.46% (pays upon termination)	7/17/25	(53,993)	—	(53,993)
COP	215,573,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.45% (pays upon termination)	7/21/25	(30,091)	—	(30,091)
COP	152,210,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.55% (pays upon termination)	7/25/25	12,420	—	12,420
COP	230,625,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.20% (pays upon termination)	10/16/25	(119,366)	—	(119,366)
COP	116,885,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.21% (pays upon termination)	10/17/25	(57,705)	—	(57,705)
COP	298,765,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.21% (pays upon termination)	10/17/25	(147,497)	—	(147,497)
COP	111,390,000	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.12% (pays quarterly)	9/18/26	(430,371)	—	(430,371)
COP	136,420,050	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.27% (pays quarterly)	9/18/26	(443,881)	—	(443,881)
COP	28,590,000	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.28% (pays quarterly)	9/18/26	(91,222)	—	(91,222)
COP	40,324,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.30% (pays quarterly)	12/18/29	316,744	—	316,744
COP	30,542,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.56% (pays quarterly)	9/18/34	541,014	—	541,014
COP	7,733,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.63% (pays quarterly)	9/18/34	127,910	—	127,910
COP	37,294,150	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.64% (pays quarterly)	9/18/34	611,044	—	611,044
CZK	142,000	Receives	6-month CZK PRIBOR (pays semi-annually)	4.56% (pays annually)	12/20/28	(363,416)	—	(363,416)
CZK	290,540	Receives	6-month CZK PRIBOR (pays semi-annually)	3.54% (pays annually)	12/18/29	16,513	—	16,513
CZK	60,598	Pays	6-month CZK PRIBOR (pays semi-annually)	3.94% (pays annually)	9/20/33	42,576	—	42,576
CZK	77,000	Pays	6-month CZK PRIBOR (pays semi-annually)	4.31% (pays annually)	12/20/33	212,840	—	212,840
CZK	219,600	Pays	6-month CZK PRIBOR (pays semi-annually)	4.55% (pays annually)	12/20/33	809,417	—	809,417
CZK	181,846	Pays	6-month CZK PRIBOR (pays semi-annually)	3.41% (pays annually)	3/20/34	(75,149)	—	(75,149)

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CZK	363,692	Pays	6-month CZK PRIBOR (pays semi-annually)	3.43% (pays annually)	3/20/34	$ (132,061)	$ —	$ (132,061)
CZK	181,846	Pays	6-month CZK PRIBOR (pays semi-annually)	3.45% (pays annually)	3/20/34	(45,309)	—	(45,309)
CZK	181,846	Pays	6-month CZK PRIBOR (pays semi-annually)	3.47% (pays annually)	3/20/34	(37,849)	—	(37,849)
CZK	68,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.52% (pays annually)	3/20/34	(1,600)	—	(1,600)
INR	6,691,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.94% (pays semi-annually)	12/18/29	(1,132,603)	—	(1,132,603)
INR	2,910,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.94% (pays semi-annually)	12/18/29	(489,704)	—	(489,704)
INR	2,918,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.95% (pays semi-annually)	12/18/29	(487,157)	—	(487,157)
INR	2,265,120	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.95% (pays semi-annually)	12/18/29	(374,687)	—	(374,687)
INR	2,266,200	Receives	1-day INR FBIL MIBOR (pays semi-annually)	6.08% (pays semi-annually)	12/18/29	228,104	—	228,104
KRW	5,835,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.87% (pays quarterly)	12/18/29	16,881	—	16,881
KRW	7,196,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.88% (pays quarterly)	12/18/29	18,713	—	18,713
KRW	7,783,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.89% (pays quarterly)	12/18/29	16,135	—	16,135
KRW	5,446,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.90% (pays quarterly)	12/18/29	9,530	—	9,530
KRW	2,723,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.91% (pays quarterly)	12/18/29	3,607	—	3,607
KRW	4,000,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.30% (pays quarterly)	3/20/34	72,806	—	72,806
KRW	8,782,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.02% (pays quarterly)	9/18/34	8,042	—	8,042
KRW	9,574,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.02% (pays quarterly)	9/18/34	8,767	—	8,767
KRW	9,220,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.03% (pays quarterly)	9/18/34	14,417	—	14,417
KRW	3,424,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.05% (pays quarterly)	9/18/34	9,347	—	9,347
MXN	3,476,320	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	10.39% (pays monthly)	8/5/25	123,493	—	123,493
MXN	2,195,550	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	10.39% (pays monthly)	8/5/25	80,203	—	80,203

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
MXN	3,598,340	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.98% (pays monthly)	9/11/25	$ (463,631)	$ —	$ (463,631)
MXN	1,438,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.56% (pays monthly)	10/16/26	(389,117)	—	(389,117)
MXN	740,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.57% (pays monthly)	10/16/26	(190,032)	—	(190,032)
MXN	1,475,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.54% (pays monthly)	10/19/26	(411,616)	—	(411,616)
MXN	1,309,800	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.57% (pays monthly)	10/19/26	(329,409)	—	(329,409)
MXN	254,000	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	8.81% (pays monthly)	10/1/29	385,882	—	385,882
PLN	45,080	Receives	6-month PLN WIBOR (pays semi-annually)	4.67% (pays annually)	12/18/29	162,547	—	162,547
ZAR	303,600	Receives	3-month ZAR JIBAR (pays quarterly)	7.83% (pays quarterly)	12/18/29	65,829	—	65,829
ZAR	171,891	Pays	3-month ZAR JIBAR (pays quarterly)	9.46% (pays quarterly)	9/18/34	367,393	—	367,393
ZAR	235,007	Pays	3-month ZAR JIBAR (pays quarterly)	9.52% (pays quarterly)	9/18/34	552,218	—	552,218
ZAR	569,053	Pays	3-month ZAR JIBAR (pays quarterly)	9.55% (pays quarterly)	9/18/34	1,404,852	—	1,404,852
ZAR	142,683	Pays	3-month ZAR JIBAR (pays quarterly)	9.59% (pays quarterly)	9/18/34	376,607	—	376,607
ZAR	285,366	Pays	3-month ZAR JIBAR (pays quarterly)	9.60% (pays quarterly)	9/18/34	764,237	—	764,237
ZAR	130,401	Pays	3-month ZAR JIBAR (pays quarterly)	8.39% (pays quarterly)	12/18/34	(284,853)	—	(284,853)
ZAR	1,817,914	Pays	3-month ZAR JIBAR (pays quarterly)	8.40% (pays quarterly)	12/18/34	(3,946,411)	—	(3,946,411)
ZAR	659,084	Pays	3-month ZAR JIBAR (pays quarterly)	8.44% (pays quarterly)	12/18/34	(1,317,791)	—	(1,317,791)
Total						$(4,488,983)	$ —	$(4,488,983)

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Petroleos Mexicanos	$20,600	1.00% (pays quarterly)(1)	4.04%	6/20/29	$(2,412,115)	$3,311,652	$899,537
Total	$20,600				$(2,412,115)	$3,311,652	$899,537
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	$49,060	1.00% (pays quarterly)(1)	12/20/29	$1,213,401	$(1,185,352)	$ 28,049
China	31,150	1.00% (pays quarterly)(1)	12/20/29	(547,151)	531,365	(15,786)
Colombia	39,900	1.00% (pays quarterly)(1)	12/20/29	2,014,209	(1,708,760)	305,449
Indonesia	13,730	1.00% (pays quarterly)(1)	12/20/29	(204,285)	184,617	(19,668)
Mexico	28,900	1.00% (pays quarterly)(1)	12/20/29	321,904	(277,990)	43,914
Peru	14,170	1.00% (pays quarterly)(1)	12/20/29	(137,948)	125,005	(12,943)
Turkey	12,910	1.00% (pays quarterly)(1)	12/20/29	915,176	(977,550)	(62,374)
Total				$3,575,306	$(3,308,665)	$266,641
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Benin	Barclays Bank PLC	$ 1,000	1.00% (pays quarterly)(1)	2.08%	6/20/27	$ (25,266)	$ 72,676	$ 47,410
Benin	Barclays Bank PLC	1,000	1.00% (pays quarterly)(1)	2.08	6/20/27	(25,266)	71,062	45,796
Ivory Coast	Barclays Bank PLC	4,389	1.00% (pays quarterly)(1)	2.67	6/20/27	(173,159)	299,731	126,572
Ivory Coast	Deutsche Bank AG	10,219	1.00% (pays quarterly)(1)	2.67	6/20/27	(403,178)	699,016	295,838
Ivory Coast	Deutsche Bank AG	11,383	1.00% (pays quarterly)(1)	2.67	6/20/27	(449,092)	777,694	328,602
Petroleos Mexicanos	Citibank, N.A.	6,104	1.00% (pays quarterly)(1)	4.04	6/20/29	(714,680)	917,865	203,185
Petroleos Mexicanos	Citibank, N.A.	11,572	1.00% (pays quarterly)(1)	4.04	6/20/29	(1,354,894)	1,720,305	365,411

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC) (continued)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Petroleos Mexicanos	Deutsche Bank AG	$ 69,491	4.00% (pays monthly)	2.44%	7/6/26	$ 844,299	$ —	$ 844,299
Total		$115,158				$(2,301,236)	$4,558,349	$2,257,113
*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2024, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $135,758,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Fund Receives	Fund Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Barclays Bank PLC	USD	17,296	Return on PEN 65,032,927 Government of Peru, 5.35%, 8/12/40 (pays upon termination)	SOFR + 1.10% on Notional Amount (pays upon termination)	1/15/25	$(604,158)
						$(604,158)
Cross-Currency Swaps (OTC)
Counterparty	Fund Receives	Fund Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	3-month PLN WIBOR + 0.63% on PLN 416,859,314 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount*	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount*	6/13/29	$91,521
				$91,521
*	The Fund pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.
Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.

GDP	– Gross Domestic Product
JIBAR	– Johannesburg Interbank Average Rate
MIBOR	– Mumbai Interbank Offered Rate

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

OTC	– Over-the-counter
PIK	– Payment In Kind
PRIBOR	– Prague Interbank Offered Rate
SAIBOR	– Saudi Arabian Interbank Offered Rate

SOFR	– Secured Overnight Financing Rate
TLREF	– Turkish Lira Overnight Reference Rate
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
ALL	– Albanian Lek
AMD	– Armenian Dram
BAM	– Bosnia-Herzegovina Convertible Mark
BRL	– Brazilian Real
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
ETB	– Ethiopian Birr
EUR	– Euro
GEL	– Georgian Lari
GHS	– Ghanaian Cedi
IDR	– Indonesian Rupiah
INR	– Indian Rupee
JPY	– Japanese Yen
KES	– Kenyan Shilling
KRW	– South Korean Won
KZT	– Kazakhstani Tenge

MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
PEN	– Peruvian Sol
PKR	– Pakistan Rupee
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RSD	– Serbian Dinar
SAR	– Saudi Riyal
SGD	– Singapore Dollar
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
VND	– Viet Nam Dong
ZAR	– South African Rand
ZMW	– Zambian Kwacha
At October 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk: The Fund enters into credit default swaps to enhance total return and/or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Fund utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
Transactions in the Fund’s investment in funds that may be deemed to be affiliated for the fiscal year to date ended October 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$86,614,587	$449,224,876	$(535,839,463)	$ —	$ —	$ —	$1,698,603	—
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2024, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Convertible Bonds	$ —	$ 10,009,679	$ —	$ 10,009,679
Foreign Corporate Bonds	—	775,921,495	0	775,921,495
Loan Participation Notes	—	—	22,226,575	22,226,575
Senior Floating-Rate Loans	—	125,994,905	—	125,994,905
Sovereign Government Bonds	—	1,282,800,642	—	1,282,800,642
Sovereign Loans	—	25,605,040	—	25,605,040
Short-Term Investments:
Sovereign Government Securities	—	164,930,126	—	164,930,126
U.S. Treasury Obligations	—	37,778,856	—	37,778,856
Purchased Currency Options	—	479,200	—	479,200
Purchased Interest Rate Swaptions	—	166	—	166
Total Investments	$ —	$2,423,520,109	$22,226,575	$2,445,746,684
Forward Foreign Currency Exchange Contracts	$ —	$ 45,794,990	$ —	$ 45,794,990
Futures Contracts	17,803,257	—	—	17,803,257
Swap Contracts	—	12,822,251	—	12,822,251
Total	$17,803,257	$2,482,137,350	$22,226,575	$2,522,167,182
Liability Description
Written Currency Options	$ —	$ (236,827)	$ —	$ (236,827)
Forward Foreign Currency Exchange Contracts	—	(28,189,334)	—	(28,189,334)

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Liability Description (continued)	Level 1	Level 2	Level 3	Total
Swap Contracts	$ —	$ (18,961,916)	$ —	$ (18,961,916)
Total	$ —	$ (47,388,077)	$ —	$ (47,388,077)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended October 31, 2024 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.